Schedule of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Balance as of January 1	$ 1,002.2	$ 981.9
Acquisitions	194.0	20.3
Balance as of December 31	$ 1,196.2	$ 1,002.2